Note 14 - Earnings Per Share (Tables)	12 Months Ended
Jan. 31, 2013
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
Year Ended	January 31, 2013	January 31, 2012	January 31, 2011

Net income for purposes of calculating basic and diluted earnings per share	15,996	12,026	11,539
(number of shares in thousands)
Weighted average shares outstanding	62,556	62,218	61,523
Dilutive effect of employee stock options	1,279	1,182	1,365
Dilutive effect of restricted and performance share units	25	-	-
Weighted average common and common equivalent shares outstanding	63,860	63,400	62,888
Earnings per share
Basic	0.26	0.19	0.19
Diluted	0.25	0.19	0.18